Cash (Tables)	6 Months Ended
Jun. 30, 2023
Cash
Schedule of cash

	June 30, 2023	December 31, 2022
Current accounts	68,566	86,759
Bank deposits	15	15
Cash	68,581	86,774

Currency	June 30, 2023	December 31, 2022
United States Dollars	48,518	68,517
Euro	19,749	17,057
Russian Ruble	92	1,078
Armenian Dram	61	26
Kazakhstani tenge	161	96
Total	68,581	86,774